UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities	$ 150,886,506	$ 168,790,594
Total assets in relation to the Bank's interests in the unconsolidated structured entities	6,230,357	6,004,085
The Bank's maximum exposure	6,230,357	6,004,085
Fees income	439,709	478,701
Fair value through profit or loss | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	87,048	110,026
Fair value through other comprehensive income | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	26,936	42,864
Loans and advances to customers | Loans and advances
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	6,116,373	5,851,195
Securitisation
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities	1,198,421	1,661,019
Total assets in relation to the Bank's interests in the unconsolidated structured entities	113,984	152,890
The Bank's maximum exposure	113,984	152,890
Fees income	4,532	6,936
Securitisation | Fair value through profit or loss | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	87,048	110,026
Securitisation | Fair value through other comprehensive income | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	26,936	42,864
The Bank's managed funds
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities	149,688,085	167,129,575
Total assets in relation to the Bank's interests in the unconsolidated structured entities	6,116,373	5,851,195
The Bank's maximum exposure	6,116,373	5,851,195
Fees income	435,177	471,765
The Bank's managed funds | Loans and advances to customers | Loans and advances
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	$ 6,116,373	$ 5,851,195